Derivative Instruments and Hedging Activities (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 Derivatives designated as hedges USD ($)	Dec. 31, 2012 Derivatives designated as hedges CNY	Dec. 31, 2011 Derivatives designated as hedges CNY	Dec. 31, 2012 Derivatives not designated as hedges USD ($)	Dec. 31, 2012 Derivatives not designated as hedges CNY	Dec. 31, 2011 Derivatives not designated as hedges CNY	Dec. 31, 2012 Foreign currency contract Derivatives designated as hedges USD ($)	Dec. 31, 2012 Foreign currency contract Derivatives designated as hedges CNY	Dec. 31, 2011 Foreign currency contract Derivatives designated as hedges CNY	Dec. 31, 2012 Interest rate swap Derivatives not designated as hedges USD ($)	Dec. 31, 2012 Interest rate swap Derivatives not designated as hedges CNY	Dec. 31, 2011 Interest rate swap Derivatives not designated as hedges CNY
Fair values of all derivatives held by the Company
Assets	$ 533	3,323	490				$ 533	3,323	490
Liability				$ 2,176	13,557	23,370				$ 2,176	13,557	23,370